FINANCIAL ASSETS AND LIABILITIES - Banglalink financing (Details) - Banglalink - Syndicated facility ৳ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2018 BDT (৳) facility	Apr. 30, 2018 USD ($) facility	Dec. 24, 2017 BDT (৳)	Dec. 24, 2017 USD ($)
Bank loans and bonds
Facility drawdown amount	৳ 13,059	$ 157
Number of syndicated facilities	2	2
Facility amount			৳ 29,300	$ 355